Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON February 15, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST EXPIRED ON February 14, 2001.


CHECK HERE IF AMENDMENT ( X );  AMENDMENT NUMBER: 1
This Amendment (Check only one.): (   ) is a restatement
                                  ( X ) ADDS NEW HOLDINGS ENTRIES
Institutional Investment Manager Filing this Report:

Name:           CREDIT SUISSE FIRST BOSTON, INC.
Address:        11 MADISON AVENUE
                NEW YORK, NY 10010

Form 13F File Number:  28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Eugene Rosati
Title:          Director
Phone:          212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati                 New York, New York           June 3, 2003
 (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

( X ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:            19

Form 13F Information Table Value Total:         $         430,763
                                                (thousands)

Information requested to be treated confidentially has been filed separately.


List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

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                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102    33565  1495950 SH       DEFINED 03            1495950        0        0
AMERICAN NATL CAN GROUP INC    COM              027714104     2640   240000 SH       DEFINED 03             240000        0        0
AMFM INC                       COM              001693100    31300   400000 SH       DEFINED 03             400000        0        0
AVTEAM INC                     CL A             054527205     5184   987360 SH       DEFINED 03             987360        0        0
BANKNORTH GROUP INC DEL        COM              06646L100     4967   185700 SH       DEFINED 03             185700        0        0
CITIZENS UTILS CO DEL          CL B             177342201     7094   500000 SH       DEFINED 03             500000        0        0
CTC COMMUNICATIONS GROUP INC   COM              126419100     4844   124200 SH       DEFINED 03             124200        0        0
DII GROUP INC                  COM              232949107    28205   397600 SH       DEFINED 03             397600        0        0
LIMITED INC                    COM              532716107    37586   867800 SH       DEFINED 03             867800        0        0
OAK INDS INC                   COM NEW          671400505    21405   201700 SH       DEFINED 03             201700        0        0
OPTICAL COATING LAB INC        COM              683829105    45698   155700 SH       DEFINED 03             155700        0        0
PIMCO ADVISORS HLDGS L P       UT LTD PART INT  69338P102     9610   255000 SH       DEFINED 03             255000        0        0
RAYTHEON CO                    CL A             755111309      620    25000 SH       DEFINED 03              25000        0        0
SAUER INC                      COM              804137107     9596  1066200 SH       DEFINED 03            1066200        0        0
SPINNAKER EXPL CO              COM              84855W109     3141   285500 SH       DEFINED 03             285500        0        0
SPRINT CORP                    COM FON GROUP    852061100     5385    80000 SH       DEFINED 03              80000        0        0
U S WEST INC NEW               COM              91273H101    92520  1285000 SH       DEFINED 03            1285000        0        0
USINTERNETWORKING INC          SUB CV  144A7%04 917311AE2    87395 30045000 SH       DEFINED 03                  0        0 30045000
WARNER LAMBERT CO              COM              934488107        8      100 SH       DEFINED 03                100        0        0
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